Consolidated Statements of Shareholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023		Dec. 27, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Net income (loss) attributable to parent	$ 299	$ (46,835)	[1]	$ (47,134)	$ 6,048	[1]
Net loss attributable to noncontrolling interest	(92)	(8,983)		(8,891)	(10,200)
Net income attributable to redeemable noncontrolling interest	1,080	1,080		0	0
Net income (loss)	$ 1,287	$ (54,738)		$ (56,025)	$ (4,152)

[1]	Basic and diluted earnings per share has not been presented for any period in the consolidated statements of operations and comprehensive income (loss). As a result of the Merger (as defined in Note 3, “Merger”), the Company’s capital structure was significantly altered. The Company determined that presenting earnings per share for periods prior to the Merger and for the five-day period from the Closing Date to December 31, 2023 would not result in values meaningful to the users of the consolidated financial statements. See Earnings per Share in Note 2, “Summary of Significant Accounting Policies” for further discussion.